Reverse Recapitalization	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

Note 3: Reverse Recapitalization

On February 18, 2010, the Company merged with Tone in Twenty, Inc. (“TIT”), a then public shell corporation, and MP became the surviving corporation, in a transaction treated as a reverse recapitalization. TIT did not have any operations and majority-voting control was transferred to MP.

In the recapitalization, MP acquired 30,589 shares of common stock from TIT in exchange for all member units in MP. Prior to the transaction, the Company paid approximately $25,000 to a former executive of TIT to acquire 432 of the 515 shares issued and outstanding, these shares were then immediately cancelled and retired. The remaining 84 shares were held by the selling stockholders as a deemed issuance in the recapitalization. After the transaction, there were 30,672 shares issued and outstanding. The transaction resulted in MP acquiring 99.7% control.

The transaction also requires a recapitalization of MP. Since MP acquired a controlling voting interest, it was deemed the accounting acquirer, while TIT was deemed the legal acquirer. The historical financial statements of the Company are those of MP and of the consolidated entities from the date of recapitalization and subsequent.

Since the transaction is considered a reverse recapitalization, the presentation of pro-forma financial information was not required.